REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Total revenue from contracts with customers	$ 2,944	¥ 20,306	¥ 18,735	¥ 42,498
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Sales of copper ores
Construction contract revenue		14,633	12,203	7,665
Operation and maintenance services			183	3,561
Operation services of service concession arrangement		5,512	5,953	2,295
Construction services of service concession arrangement			396	22,110
Total revenue from contracts with customers		20,306	18,735	35,631
Mainland China		20,306	18,735	35,631
At a point in time		161
Over time		20,145	18,735	35,631
Total revenue from contracts with customers		20,306	18,735	35,631
Sales of wastewater treatment equipment		161
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Sales of copper ores				6,867
Construction contract revenue
Operation and maintenance services
Operation services of service concession arrangement
Construction services of service concession arrangement
Total revenue from contracts with customers				6,867
Mainland China				6,867
At a point in time				6,867
Over time
Total revenue from contracts with customers				6,867
Sales of wastewater treatment equipment
Total [Member]
IfrsStatementLineItems [Line Items]
Sales of copper ores				6,867
Construction contract revenue		14,633	12,203	7,665
Operation and maintenance services	2,122		183	3,561
Operation services of service concession arrangement	799	5,512	5,953	2,295
Construction services of service concession arrangement			396	22,110
Total revenue from contracts with customers	2,944	20,306	18,735	42,498
Mainland China	2,944	20,306	18,735	42,498
At a point in time	23	161		6,867
Over time	2,921	20,145	18,735	35,631
Total revenue from contracts with customers	2,944	20,306	¥ 18,735	¥ 42,498
Sales of wastewater treatment equipment	$ 23	¥ 161